Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,266	$ 13,497	$ 11,541	$ 16,293	$ 12,688	$ 12,486	$ 11,132	$ 11,522	$ 9,154	$ 9,384	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,244	13,479	11,525	16,403	12,871	12,763	11,463	11,954	9,568	9,884	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,823	14,005	11,992	16,990	13,257	13,081	11,687	12,126	9,658	9,935	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,929	14,834	12,624	17,768	13,779	13,510	11,995	12,371	9,788	9,999	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 17,696	14,651	12,493	17,596	13,664	13,419	11,930	12,315	9,764	9,983	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused International Equity Linked Benchmark
Account Value	$ 20,389	16,399	14,633	19,439	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused International Equity Linked Benchmark
Account Value	$ 20,389	16,399	14,633	19,439	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused International Equity Linked Benchmark
Account Value	$ 20,389	16,399	14,633	19,439	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused International Equity Linked Benchmark
Account Value	$ 20,389	16,399	14,633	19,439	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused International Equity Linked Benchmark
Account Value	$ 20,389	$ 16,399	$ 14,633	$ 19,439	$ 15,042	$ 14,413	$ 12,789	$ 12,643	$ 10,298	$ 10,177	$ 10,000